Risk management - Schedule of Crude Oil Swaps and Foreign Exchange Contracts on Long-term Debt (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) USD_per_CAD bbl_per_D USD_per_bbl
Apr/19 - Jun/19 [member] | W T I swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	Apr/19 - Jun/19
Financial instruments, benchmark pricing per unit | USD_per_bbl	57.70
Financial instruments, notional | bbl_per_D	1,000
Jul/19 - Sep/19 [member] | W T I swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	Jul/19 - Sep/19
Financial instruments, benchmark pricing per unit | USD_per_bbl	57.00
Financial instruments, notional | bbl_per_D	1,000
Jan/19 - May/19 [member] | Foreign exchange forwards on senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	Jan/19 - May/19
Financial instruments, benchmark pricing per unit | USD_per_CAD	1.2259
Notional value | $	$ 5
Jan/19 - May/19 One [member] | Foreign exchange forwards on senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	Jan/19 - May/19
Financial instruments, benchmark pricing per unit | USD_per_CAD	1.2319
Notional value | $	$ 5
Jan/19 - May/19 Two [member] | Foreign exchange forwards on senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	Jan/19 - May/19
Financial instruments, benchmark pricing per unit | USD_per_CAD	1.2400
Notional value | $	$ 5